Guarantees and purchase obligations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Guarantees and purchase obligations

36.Guarantees and purchase obligations

At 31 December 2023, outstanding purchase commitments with respect to property, plant and equipment, inventory, advertising and sponsorship amount to TL 5,059,847 (31 December 2022: TL 6,471,418). Payments for these commitments will be made within 4 years.

The Group is contingently liable in respect of letters of guarantee obtained from banks and given to public institutions and private entities, and financial guarantees provided to subsidiaries amounting to TL 17,891,113 at 31 December 2023 (31 December 2022: TL 16,187,804).

BeST has an investment commitment that covers the years 2022-2032 with a total investment amount of not less than USD 100,000 equivalent to TL 2,943,820 as of 31 December 2023, in accordance with the agreement which is signed between the Republic of Belarus, BeST and the Company on 30 November 2022. As of 31 December 2023, the remaining investment commitment is amounting to USD 93,376 (TL equivalent of 2,748,824).

The Company has no resale commitment regarding to reverse repo receivables as of 31 December 2023 (31 December 2022: 6,103,453).